Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.3%

Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XII-B Ltd., Series 2017-12BRA, Class D1, 6.803%, (3 mo. SOFR + 3.05%), 10/15/37(1)(2)	$1,000	$ 1,001,642
Harvest U.S. CLO Ltd., Series 2024-2A, Class D1, 7.003%, (3 mo. SOFR + 3.25%), 10/15/37(1)(2)	1,500	1,501,706
Madison Park Funding LV Ltd., Series 2022-55A, Class D1R, 6.879%, (3 mo. SOFR + 3.15%), 7/18/37(1)(2)	1,500	1,443,996
Magnetite XXII Ltd.:
Series 2019-22A, Class DJ, 7.903%, (3 mo. SOFR + 4.15%), 7/15/36(1)(2)	500	499,995
Series 2019-22A, Class DRR, 6.653%, (3 mo. SOFR + 2.90%), 7/15/36(1)(2)	1,500	1,501,849
New Mountain CLO 6 Ltd., Series CLO-6A, Class E, 9.829%, (3 mo. SOFR + 6.10%), 10/15/37(1)(2)	1,000	1,003,179
Octagon 60 Ltd., Series 2022-1A, Class ER, 10.729%, (3 mo. SOFR + 7.00%), 10/20/37(1)(2)	1,000	1,002,608
Sixth Street CLO XXI Ltd., Series 2022-21A, Class D1R, 6.734%, (3 mo. SOFR + 3.00%), 10/21/37(1)(2)	1,000	998,300
UPX HIL Issuer Trust, Series 2025-1, Class C, 7.67%, 1/25/47(1)	500	501,306
Total Asset-Backed Securities (identified cost $9,499,918)		$ 9,454,581

Collateralized Mortgage Obligations — 26.4%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$384	$ 376,859
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(4)	658	672,726
Series 2024-2, Class A, 7.997%, 11/25/59(1)(4)	653	671,443
Series 2025-1, Class A, 8.324%, 4/25/60(1)(4)	1,337	1,380,735
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	39	39,722
Series 2167, Class BZ, 7.00%, 6/15/29	5	5,553
Series 2182, Class ZB, 8.00%, 9/15/29	29	29,856
Series 5327, Class B, 6.00%, 8/25/53	1,000	1,025,362
Series 5410, Class KY, 6.00%, 5/25/54	2,000	2,043,285
Series 5508, Class SC, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(5)	536	558,353
Series 5513, Class MQ, 7.566%, (30-day SOFR Average + 3.95%), 6/25/54(2)	624	626,789
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(5)	1,437	1,438,890
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(5)	714	716,661
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5575, Class TA, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 9/25/55(5)	$749	$ 754,637
Series 5592, Class TE, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	441	439,276
Series 5604, Class SQ, 10.637%, (30.525% - 30-day SOFR Average x 5.50), 12/25/55(5)	457	447,531
Series 5644, Class SE, 9.291%, (22.55% - 30-day SOFR Average x 3.667), 4/25/56(5)	951	959,361
Series 5660, Class SC, 8.618%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(5)	994	1,011,564
Series 5662, Class SA, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(5)	485	488,002
Series 5677, Class ES, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 7/25/56(5)	1,493	1,507,524
Interest Only:(6)
Series 362, Class C7, 3.50%, 9/15/47	783	148,450
Series 2770, Class SH, 3.36%, (6.986% - 30-day SOFR Average), 3/15/34(5)	260	18,672
Series 2981, Class CS, 2.98%, (6.606% - 30-day SOFR Average), 5/15/35(5)	127	5,612
Series 3114, Class TS, 2.91%, (6.536% - 30-day SOFR Average), 9/15/30(5)	96	2,217
Series 3339, Class JI, 2.85%, (6.476% - 30-day SOFR Average), 7/15/37(5)	476	28,819
Series 4109, Class ES, 2.41%, (6.036% - 30-day SOFR Average), 12/15/41(5)	31	2,698
Series 4163, Class GS, 2.46%, (6.086% - 30-day SOFR Average), 11/15/32(5)	707	31,936
Series 4169, Class AS, 2.51%, (6.136% - 30-day SOFR Average), 2/15/33(5)	314	14,242
Series 4203, Class QS, 2.51%, (6.136% - 30-day SOFR Average), 5/15/43(5)	445	24,114
Series 4497, Class CS, 2.46%, (6.086% - 30-day SOFR Average), 9/15/44(5)	77	1,561
Series 4507, Class EI, 4.00%, 8/15/44	476	45,842
Series 4629, Class QI, 3.50%, 11/15/46	378	65,468
Series 4644, Class TI, 3.50%, 1/15/45	279	33,550
Series 4744, Class IO, 4.00%, 11/15/47	378	76,069
Series 4749, Class IL, 4.00%, 12/15/47	294	59,520
Series 4768, Class IO, 4.00%, 3/15/48	349	70,472
Series 4772, Class PI, 4.00%, 1/15/48	253	50,065
Series 4966, Class SY, 2.319%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,365	143,507
Series 5677, Class SW, 1.884%, (5.50% - 30-day SOFR Average), 7/25/56(5)	4,976	253,279
Principal Only:(7)
Series 3309, Class DO, 0.00%, 4/15/37	292	234,939
Series 4478, Class PO, 0.00%, 5/15/45	134	96,770
Federal National Mortgage Association:
Series 1997-38, Class N, 8.00%, 5/20/27	3	2,861
Series 2007-74, Class AC, 5.00%, 8/25/37	268	268,674

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	$88	$ 84,591
Series 2012-134, Class ZT, 2.00%, 12/25/42	430	306,597
Series 2013-6, Class TA, 1.50%, 1/25/43	157	140,020
Series 2015-74, Class SL, 0.158%, (2.282% - 30-day SOFR Average x 0.587), 10/25/45(5)	867	531,194
Series 2017-15, Class LE, 3.00%, 6/25/46	23	22,252
Series 2025-16, Class NA, 6.766%, (30-day SOFR Average + 3.15%), 1/25/55(2)	652	643,178
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(5)	874	868,775
Interest Only:(6)
Series 2004-46, Class SI, 2.269%, (5.886% - 30-day SOFR Average), 5/25/34(5)	102	2,705
Series 2005-17, Class SA, 2.969%, (6.586% - 30-day SOFR Average), 3/25/35(5)	256	17,314
Series 2006-42, Class PI, 2.859%, (6.476% - 30-day SOFR Average), 6/25/36(5)	338	19,132
Series 2006-44, Class IS, 2.869%, (6.486% - 30-day SOFR Average), 6/25/36(5)	321	20,721
Series 2007-50, Class LS, 2.719%, (6.336% - 30-day SOFR Average), 6/25/37(5)	289	21,032
Series 2008-26, Class SA, 2.469%, (6.086% - 30-day SOFR Average), 4/25/38(5)	358	21,047
Series 2008-61, Class S, 2.369%, (5.986% - 30-day SOFR Average), 7/25/38(5)	457	18,693
Series 2010-109, Class PS, 2.869%, (6.486% - 30-day SOFR Average), 10/25/40(5)	516	30,176
Series 2010-147, Class KS, 2.219%, (5.836% - 30-day SOFR Average), 1/25/41(5)	413	11,833
Series 2012-118, Class IN, 3.50%, 11/25/42	873	155,354
Series 2012-150, Class PS, 2.419%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,468	122,145
Series 2012-150, Class SK, 2.419%, (6.036% - 30-day SOFR Average), 1/25/43(5)	581	51,088
Series 2013-23, Class CS, 2.519%, (6.136% - 30-day SOFR Average), 3/25/33(5)	314	14,417
Series 2014-32, Class EI, 4.00%, 6/25/44	150	26,692
Series 2014-55, Class IN, 3.50%, 7/25/44	308	55,163
Series 2014-80, Class BI, 3.00%, 12/25/44	704	107,638
Series 2014-89, Class IO, 3.50%, 1/25/45	243	44,387
Series 2015-14, Class KI, 3.00%, 3/25/45	588	89,016
Series 2015-52, Class MI, 3.50%, 7/25/45	285	51,575
Series 2015-57, Class IO, 3.00%, 8/25/45	1,006	136,275
Series 2015-93, Class BS, 2.419%, (6.036% - 30-day SOFR Average), 8/25/45(5)	305	17,871
Series 2018-21, Class IO, 3.00%, 4/25/48	598	94,685
Series 2020-23, Class SP, 2.319%, (5.936% - 30-day SOFR Average), 2/25/50(5)	1,132	119,104
Series 2020-45, Class IJ, 2.50%, 7/25/50	1,514	216,189
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2026-54, Class SB, 1.834%, (5.45% - 30-day SOFR Average), 7/25/56(5)	$4,971	$ 243,359
Principal Only:(7) Series 2006-8, Class WQ, 0.00%, 3/25/36	230	191,650
Government National Mortgage Association:
Series 2022-189, Class US, 9.455%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	181	185,670
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,190	1,220,669
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	1,027,588
Series 2023-97, Class CB, 6.00%, 7/20/53	947	972,878
Series 2023-115, Class AL, 6.00%, 8/20/53	500	513,879
Series 2023-149, Class S, 10.586%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	384	410,107
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	1,026,333
Series 2023-165, Class DY, 6.00%, 11/20/53	950	973,198
Series 2023-165, Class EY, 6.50%, 11/20/53	2,000	2,091,750
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	1,026,334
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	1,026,850
Series 2025-139, Class MT, 6.921%, (30-day SOFR Average + 3.30%), 4/20/55(2)	490	500,929
Series 2025-205, Class SP, 10.057%, (29.975% - 30-day SOFR Average x 5.50), 11/20/55(5)	975	986,946
Series 2026-5, Class QS, 10.332%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(5)	979	1,006,803
Series 2026-28, Class PS, 10.332%, (30.25% - 30-day SOFR Average x 5.50), 2/20/56(5)	982	986,381
Series 2026-63, Class SW, 9.275%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(5)	496	503,763
Interest Only:(6)
Series 2017-121, Class DS, 0.716%, (4.386% - 1 mo. SOFR), 8/20/47(5)	590	16,679
Series 2020-146, Class IQ, 2.00%, 10/20/50	4,492	562,178
Series 2021-131, Class QI, 3.00%, 7/20/51	2,327	298,178
Series 2021-193, Class IU, 3.00%, 11/20/49	4,648	664,420
Series 2021-209, Class IW, 3.00%, 11/20/51	3,505	468,751
Series 2026-121, Class GS, 1.938%, (5.55% - 30-day SOFR Average), 7/20/66(5)	5,000	167,117
Series 2026-121, Class SG, 1.888%, (5.50% - 30-day SOFR Average), 7/20/66(5)	5,000	163,197
JPM Lending Facility, 9.981%, (SOFR + 7.00%), 7/15/29(2)	1,238	1,234,546
Total Collateralized Mortgage Obligations (identified cost $48,599,281)		$ 39,404,478

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 6.5%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(4)	$795	$ 738,173
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(4)	1,605	1,458,977
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.542%, 2/15/50(1)(4)	700	530,396
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.452%, 8/10/50(1)(4)	1,547	1,513,172
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, 9.326%, (1 mo. SOFR + 5.65%), 12/15/39(1)(2)	500	507,508
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.513%, 9/15/47(1)(4)	432	279,917
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	868,769
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(4)(8)	250	226,527
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)(9)	1,227	669,497
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 3.892%, 4/10/46(1)(4)	848	791,560
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class D, 3.852%, 11/15/48	882	832,468
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	963,061
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	371,254
Total Commercial Mortgage-Backed Securities (identified cost $9,777,652)		$ 9,751,279

Common Stocks — 0.7%

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.1%
Luxco Co. Ltd.(10)(11)	914	$ 17,805
Range Red Acquisitions LLC, Class A1(10)(11)(12)	74	99,834
		$ 117,639
Electronics/Electrical — 0.0%†
Skillsoft Corp.(10)(11)	585	$ 4,154
		$ 4,154
Health Care — 0.1%
Cano Health, Inc.(10)(11)(12)	3,285	$ 0
Envision Parent, Inc.(10)(11)	10,840	201,353
		$ 201,353
Security	Shares	Value
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(10)(11)	17,110	$ 146,145
Serta SSB Equipment Co.(10)(11)(12)	17,110	0
		$ 146,145
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(10)(11)(12)	1,465	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(10)(11)(12)	3,122	$ 0
		$ 0
Pharmaceuticals — 0.4%
Keenova Therapeutics PLC(10)	63	$ 6,191
Mallinckrodt International Finance SA(10)(11)	5,076	498,859
Par Health, Inc.(10)(11)	5,139	32,669
		$ 537,719
Software and Services — 0.0%
Blackboard LLC(10)(11)(12)	1,857	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(10)(11)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,076,133)		$ 1,007,010

Corporate Bonds — 17.0%

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.3%
Bombardier, Inc., 7.25%, 7/1/31(1)	$110	$ 114,710
Moog, Inc., 5.50%, 10/15/34(1)	35	33,948
TransDigm, Inc.:
4.875%, 5/1/29	250	245,762
6.625%, 3/1/32(1)	44	44,791
		$ 439,211
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.375%, 2/1/30(1)	$48	$ 45,339

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc.: (continued)
9.50%, 6/1/28(1)	$43	$ 43,706
		$ 89,045
Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(1)(13)	$341	$ 366,100
Champ Acquisition Corp., 8.375%, 12/1/31(1)	61	63,772
		$ 429,872
Automotive — 0.5%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	$120	$ 114,401
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(1)	72	73,866
6.75%, 9/15/32(1)	93	93,762
Cooper-Standard Automotive, Inc., 9.25%, 3/1/31(1)	44	44,823
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	66	68,086
Lithia Motors, Inc.:
3.875%, 6/1/29(1)	60	57,643
4.375%, 1/15/31(1)	61	57,790
New Flyer Holdings, Inc., 9.25%, 7/1/30(1)	53	56,774
Realtruck Group, Inc., 6.25%, 7/31/31(1)	68	12,171
Sonic Automotive, Inc.:
4.625%, 11/15/29(1)	150	146,191
4.875%, 11/15/31(1)	48	45,874
		$ 771,381
Banks — 0.1%
Eldik Bank OAO, 8.50%, 4/23/31(14)	$200	$ 199,664
		$ 199,664
Building and Development — 0.6%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(1)	$43	$ 44,309
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	50	47,512
CP Atlas Buyer, Inc., 9.75%, 7/15/30(1)	82	73,929
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	159	161,806
JH North America Holdings, Inc.:
5.875%, 1/31/31(1)	34	33,954
6.125%, 7/31/32(1)	40	40,070
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(1)	33	33,663
8.375%, 10/1/33(1)	44	44,753
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
LBM Acquisition LLC, 9.50%, 6/15/31(1)	$100	$ 84,215
Masterbrand, Inc., 7.00%, 7/15/32(1)	12	12,016
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	192	191,872
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(1)	100	95,051
		$ 863,150
Building Materials — 0.3%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$184	$ 167,625
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	166	168,284
Standard Industries, Inc.:
3.375%, 1/15/31(1)	102	91,644
4.375%, 7/15/30(1)	85	80,320
		$ 507,873
Business Equipment and Services — 0.2%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	$100	$ 103,901
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	200	198,410
		$ 302,311
Cable and Satellite Television — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$241	$ 225,319
5.125%, 5/1/27(1)	62	61,913
		$ 287,232
Capital Goods — 0.1%
BWX Technologies, Inc., 4.125%, 4/15/29(1)	$71	$ 68,213
		$ 68,213
Capital Markets — 0.1%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$72	$ 71,597
		$ 71,597
Chemicals — 0.4%
Calderys Financing LLC, 11.25%, 6/1/28(1)	$200	$ 207,351
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	300	294,081
SCIH Salt Holdings, Inc.:
6.625%, 8/15/31(1)(15)	50	50,053
8.00%, 8/15/32(1)(15)	50	49,685
		$ 601,170

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Chemicals and Plastics — 0.2%
Avient Corp.:
6.25%, 11/1/31(1)	$41	$ 41,330
7.125%, 8/1/30(1)	77	78,197
Celanese U.S. Holdings LLC, 7.70%, 11/15/33	132	139,844
Valvoline, Inc., 3.625%, 6/15/31(1)	75	68,420
		$ 327,791
Commercial Services — 0.6%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$58	$ 56,681
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)	25	24,897
Carrix, Inc., 6.125%, 8/1/33(1)	75	74,841
Champions Financing, Inc., 8.75%, 2/15/29(1)	48	47,529
HealthEquity, Inc., 4.50%, 10/1/29(1)	73	70,848
Herc Holdings, Inc.:
5.75%, 3/15/31(1)	14	13,870
6.00%, 3/15/34(1)	16	15,703
7.00%, 6/15/30(1)	55	56,767
7.25%, 6/15/33(1)	44	45,438
Korn Ferry, 4.625%, 12/15/27(1)	81	80,578
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	137	134,987
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	22	22,430
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	69	68,565
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(1)	47	47,099
Synergy Infrastructure Holdings LLC:
7.00%, 7/15/34(1)	20	20,189
7.875%, 12/1/30(1)	59	61,693
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	108	110,965
		$ 953,080
Commercial Services & Supplies — 0.0%†
Reworld Holding Corp., 4.875%, 12/1/29(1)	$60	$ 56,987
		$ 56,987
Computers — 0.5%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	$46	$ 47,297
CACI International, Inc., 6.375%, 6/15/33(1)	50	50,433
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	87	90,534
Fortress Intermediate 3, Inc., 7.50%, 6/1/31(1)	150	152,810
Insight Enterprises, Inc., 6.625%, 5/15/32(1)	100	100,647
Security	Principal Amount (000's omitted)	Value
Computers (continued)
Science Applications International Corp., 5.875%, 11/1/33(1)	$58	$ 56,842
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32	200	219,409
		$ 717,972
Containers & Packaging — 0.1%
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(1)	$78	$ 74,343
8.75%, 4/15/30(1)	125	119,576
		$ 193,919
Containers and Glass Products — 0.0%†
Ardagh Group SA, 9.50%, 12/1/30(1)	$60	$ 63,629
		$ 63,629
Distribution & Wholesale — 0.2%
Performance Food Group, Inc., 4.25%, 8/1/29(1)	$105	$ 101,601
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	132	137,505
		$ 239,106
Diversified Financial Services — 0.6%
Azorra Finance Ltd., 7.25%, 1/15/31(1)	$56	$ 57,723
Hightower Holding LLC, 9.125%, 1/31/30(1)	100	104,128
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	88	91,183
Rocket Cos., Inc.:
6.125%, 8/1/30(1)	55	55,476
6.125%, 8/1/31(1)	30	30,153
6.375%, 8/1/33(1)	100	100,719
6.50%, 6/15/34(1)	20	20,183
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	100	92,711
Stonebriar ABF Issuer LLC:
7.00%, 8/15/31(1)	20	20,026
8.125%, 12/15/30(1)	100	104,177
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	22	20,564
UWM Holdings LLC, 6.25%, 3/15/31(1)	85	75,920
WS Escrow LLC, 7.75%, 6/1/33(1)	83	85,927
		$ 858,890
Diversified Telecommunication Services — 0.0%†
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	$22	$ 22,397
		$ 22,397

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Drugs — 0.1%
Endo Finance Holdings LP, 8.50%, 4/15/31(1)	$62	$ 65,335
		$ 65,335
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$238	$ 232,075
Wrangler Holdco Corp., 6.625%, 4/1/32(1)	113	113,278
		$ 345,353
Electric — 0.1%
Clearway Energy Operating LLC, 3.75%, 2/15/31(1)	$29	$ 26,618
VoltaGrid LLC, 7.375%, 11/1/30(1)	110	110,612
		$ 137,230
Electric Utilities — 0.6%
Alpha Generation LLC, 6.75%, 10/15/32(1)	$123	$ 124,147
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(1)	200	197,346
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	48	47,036
TransAlta Corp., 5.875%, 2/1/34	68	66,327
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	44	44,676
6.375%, 3/15/33(1)	44	44,776
6.625%, 3/15/32(1)	93	94,997
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	200	197,810
		$ 817,115
Electronics/Electrical — 0.2%
Ingram Micro, Inc., 4.75%, 5/15/29(1)	$187	$ 182,125
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	93	89,913
		$ 272,038
Energy — 0.3%
Sunoco LP:
5.875%, 3/15/34(1)	$69	$ 67,578
7.25%, 5/1/32(1)	191	197,040
7.875% to 9/18/30(1)(16)(17)	176	180,525
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	59	56,950
		$ 502,093
Engineering & Construction — 0.1%
Arcosa, Inc., 6.875%, 8/15/32(1)	$54	$ 55,725
Security	Principal Amount (000's omitted)	Value
Engineering & Construction (continued)
VM Consolidated, Inc., 5.50%, 4/15/29(1)	$52	$ 48,661
		$ 104,386
Entertainment — 0.4%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 204,547
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)	200	193,102
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	33	33,130
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	76	79,090
Voyager Parent LLC, 9.25%, 7/1/32(1)	120	127,560
		$ 637,429
Food Products — 0.1%
Chobani LLC/Chobani Finance Corp., Inc., 6.375%, 4/15/34(1)	$70	$ 70,238
Post Holdings, Inc., 6.25%, 2/15/32(1)	56	56,296
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	38	38,236
		$ 164,770
Food Service — 0.4%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	$242	$ 227,554
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(1)	58	57,365
7.625%, 7/1/29(1)	101	104,280
TKC Holdings, Inc.:
8.50%, 8/15/30(1)	87	88,988
12.00%, 2/15/31(1)	17	17,981
U.S. Foods, Inc., 4.75%, 2/15/29(1)	80	78,896
		$ 575,064
Food/Drug Retailers — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC:
4.875%, 2/15/30(1)	$46	$ 43,944
5.625%, 3/31/32(1)	91	86,619
		$ 130,563
Health Care — 0.7%
Acadia Healthcare Co., Inc.:
5.00%, 4/15/29(1)	$28	$ 27,502
7.375%, 3/15/33(1)	26	26,845

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	$68	$ 69,298
Global Medical Response, Inc., 7.375%, 10/1/32(1)	55	56,012
IQVIA, Inc., 6.25%, 6/1/32(1)	79	80,115
LifePoint Health, Inc., 5.375%, 1/15/29(1)	171	162,398
Medline Borrower LP, 5.25%, 10/1/29(1)	229	227,022
Option Care Health, Inc., 4.375%, 10/31/29(1)	95	91,276
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(1)	86	87,768
TEAM Services Holding, Inc., 9.00%, 2/15/33(1)	38	38,510
Tenet Healthcare Corp.:
5.50%, 11/15/32(1)	46	45,322
6.00%, 11/15/33(1)	23	23,086
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	61	56,931
		$ 992,085
Health Care Providers & Services — 0.1%
Concentra Health Services, Inc., 6.875%, 7/15/32(1)	$45	$ 46,330
National Mentor Holdings, Inc., 10.50%, 12/15/30(1)	65	68,608
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	56	56,244
		$ 171,182
Health Care Technology — 0.2%
athenahealth Group, Inc.:
6.50%, 2/15/30(1)	$302	$ 291,456
7.50%, 2/15/32(1)	25	25,662
		$ 317,118
Home Furnishings — 0.1%
Somnigroup International, Inc., 3.875%, 10/15/31(1)	$141	$ 128,606
		$ 128,606
Homebuilders/Real Estate — 0.1%
Risewell Homes, Inc., 8.50%, 11/1/30(1)	$110	$ 112,339
		$ 112,339
Independent Power and Renewable Electricity Producers — 0.1%
Talen Energy Supply LLC, 6.125%, 5/1/31(1)	$105	$ 104,424
		$ 104,424
Industrial Equipment — 0.1%
Madison IAQ LLC, 5.875%, 6/30/29(1)	$83	$ 83,053
		$ 83,053
Security	Principal Amount (000's omitted)	Value
Insurance — 0.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
5.875%, 11/1/29(1)	$23	$ 22,658
7.00%, 1/15/31(1)	87	88,340
AmWINS Group, Inc., 4.875%, 6/30/29(1)	103	99,205
Asurion LLC/Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(1)	123	124,530
8.375%, 2/1/34(1)	34	31,004
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	92	91,872
Ryan Specialty LLC, 5.875%, 8/1/32(1)	68	67,107
		$ 524,716
Internet Software & Services — 0.1%
Cars.com, Inc., 6.375%, 11/1/28(1)	$47	$ 46,746
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	76	67,909
		$ 114,655
Iron & Steel — 0.1%
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	$150	$ 146,069
		$ 146,069
Leisure Goods/Activities/Movies — 0.2%
Acushnet Co., 5.625%, 12/1/33(1)	$58	$ 57,013
NCL Corp. Ltd.:
6.75%, 2/1/32(1)	8	7,848
7.75%, 2/15/29(1)	100	103,884
Patrick Industries, Inc., 6.375%, 11/1/32(1)	88	86,934
		$ 255,679
Leisure Time — 0.1%
Gaia Purchaser, Inc., 7.625%, 7/15/33(1)	$70	$ 70,252
Viking Cruises Ltd., 5.875%, 10/15/33(1)	46	45,570
		$ 115,822
Lodging and Casinos — 0.1%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(1)	$200	$ 204,744
		$ 204,744
Machinery — 0.1%
ESAB Corp., 6.25%, 4/15/29(1)	$100	$ 101,183
Solaris Energy Infrastructure LLC, 6.375%, 5/15/31(1)	30	29,486
		$ 130,669

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	$60	$ 35,501
3.90%, 6/1/52	37	22,244
CSC Holdings LLC, 11.25%, 5/15/28(1)	200	116,659
Gray Media, Inc., 4.75%, 10/15/30(1)	16	12,381
Nexstar Media, Inc.:
6.50%, 9/15/33(1)	79	78,664
7.25%, 4/15/34(1)	59	59,181
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	58	59,550
Univision Communications, Inc.:
8.875%, 4/15/33(1)	30	29,069
9.375%, 8/1/32(1)	33	32,985
Versant Media Group, Inc., 7.25%, 1/30/31(1)	49	50,550
		$ 496,784
Metals/Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	$86	$ 89,456
Compass Minerals International, Inc., 8.00%, 7/1/30(1)	66	68,985
Constellium SE, 3.75%, 4/15/29(1)	250	239,420
First Quantum Minerals Ltd., 6.375%, 2/15/36(1)	200	193,659
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	70	67,922
		$ 659,442
Miscellaneous Manufacturing — 0.0%†
Axon Enterprise, Inc.:
6.125%, 3/15/30(1)	$24	$ 24,339
6.25%, 3/15/33(1)	18	18,266
		$ 42,605
Nonferrous Metals/Minerals — 0.0%†
Eldorado Gold Corp., 6.25%, 9/1/29(1)	$56	$ 55,992
		$ 55,992
Oil and Gas — 2.7%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	$285	$ 295,825
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(1)	23	22,520
Comstock Resources, Inc.:
5.875%, 1/15/30(1)	50	47,140
6.75%, 3/1/29(1)	25	24,633
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	22	22,416
DBR Land Holdings LLC, 6.25%, 12/1/30(1)	56	56,519
Security	Principal Amount (000's omitted)	Value
Oil and Gas (continued)
Kodiak Gas Services LLC:
6.50%, 10/1/33(1)	$45	$ 44,968
6.75%, 10/1/35(1)	18	18,147
Matador Resources Co.:
6.00%, 4/15/34(1)	40	38,705
6.50%, 4/15/32(1)	61	60,919
Noble Finance II LLC, 6.25%, 6/15/34(1)	35	34,008
Petroleos de Venezuela SA:
5.375%, 4/12/27(9)(14)	312	114,394
6.00%, 10/28/22(9)(14)	410	149,577
6.00%, 5/16/24(9)(14)	298	112,609
6.00%, 11/15/26(9)(14)	204	77,285
8.50%, 10/20/27	240	280,800
9.00%, 11/17/21(9)(14)	277	119,998
9.75%, 5/17/35(9)(14)	320	145,742
12.75%, 2/17/22(9)(14)	272	135,407
Petroleos Mexicanos:
5.95%, 1/28/31	110	107,815
6.70%, 2/16/32	100	99,820
6.75%, 9/21/47	300	245,726
6.84%, 1/23/30	455	462,175
Petronas Capital Ltd.:
2.48%, 1/28/32(14)	500	440,328
4.55%, 4/21/50(14)	200	164,583
5.34%, 4/3/35(14)	200	200,123
Precision Drilling Corp., 6.875%, 1/15/29(1)	57	57,290
SM Energy Co., 7.00%, 8/1/32(1)	55	55,913
Sonangol Finance Ltd., 10.00%, 1/29/31(14)	200	204,713
Transocean International Ltd.:
7.875%, 10/15/32(1)	11	11,464
8.25%, 5/15/29(1)	55	56,735
8.75%, 2/15/30(1)	22	22,548
WBI Operating LLC:
6.25%, 10/15/30(1)	63	63,024
6.50%, 10/15/33(1)	54	53,937
Weatherford International Ltd., 6.75%, 10/15/33(1)	36	36,464
		$ 4,084,270
Packaging & Containers — 0.1%
Sword Purchaser LLC, 8.25%, 4/15/33(1)	$120	$ 122,802
		$ 122,802
Pharmaceuticals — 0.3%
1261229 B.C. Ltd., 10.00%, 4/15/32(1)	$200	$ 204,613

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Pharmaceuticals (continued)
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(1)	$32	$ 32,920
BellRing Brands, Inc., 7.00%, 3/15/30(1)	107	105,856
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46	203	149,743
		$ 493,132
Pipelines — 0.4%
Global Partners LP/GLP Finance Corp.:
7.125%, 7/1/33(1)	$34	$ 34,455
8.25%, 1/15/32(1)	55	57,366
Howard Midstream Energy Partners LLC:
6.625%, 1/15/34(1)	20	20,235
6.625%, 1/15/35(1)	40	39,998
Kinetik Holdings LP, 5.875%, 6/15/30(1)	68	68,118
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(1)	27	27,688
8.375%, 2/15/32(1)	42	43,693
Venture Global Calcasieu Pass LLC, 6.00%, 5/1/36(1)	40	39,552
Venture Global LNG, Inc.:
6.625%, 6/15/36(1)	35	34,323
9.00% to 9/30/29(1)(16)(17)	75	74,747
9.50%, 2/1/29(1)	72	77,102
9.875%, 2/1/32(1)	59	62,843
		$ 580,120
Publishing — 0.0%†
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	$23	$ 22,839
		$ 22,839
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 3/15/33(1)	$60	$ 62,942
7.75%, 4/15/28(1)	63	63,149
		$ 126,091
Real Estate Investment Trusts (REITs) — 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	$90	$ 93,224
		$ 93,224
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 8.875%, 9/1/31(1)	$64	$ 66,980
		$ 66,980
Security	Principal Amount (000's omitted)	Value
Retail — 0.5%
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(1)	$93	$ 97,328
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(1)	58	56,627
9.25%, 1/15/31(1)	28	29,465
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	93	89,809
Ken Garff Automotive LLC, 4.875%, 9/15/28(1)	41	40,591
LCM Investments Holdings II LLC:
4.875%, 5/1/29(1)	72	70,293
8.25%, 8/1/31(1)	11	11,466
Men's Wearhouse LLC, 9.00%, 2/1/31(1)	52	55,487
Park River Holdings, Inc.:
8.00%, 3/15/31(1)	100	99,628
8.75%, 12/31/30(1)	12	11,095
QXO Building Products, Inc.:
6.50%, 7/15/31(1)	15	15,075
6.875%, 7/15/34(1)	30	30,068
White Cap Supply Holdings LLC, 7.375%, 11/15/30(1)	74	74,614
		$ 681,546
Retailers (Except Food and Drug) — 0.1%
Bath & Body Works, Inc.:
6.625%, 10/1/30(1)	$22	$ 22,370
6.75%, 7/1/36	18	17,815
Michaels Cos., Inc., 8.50%, 3/15/33(1)	93	92,193
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	70	67,605
		$ 199,983
Semiconductors & Semiconductor Equipment — 0.0%†
ON Semiconductor Corp., 3.875%, 9/1/28(1)	$59	$ 56,964
		$ 56,964
Software — 0.4%
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	$25	$ 23,045
Cloud Software Group LLC:
6.50%, 3/31/29(1)	105	102,692
9.00%, 9/30/29(1)	195	191,229
OAK-Eagle Acquireco, Inc.:
7.25%, 7/1/33(1)	163	169,025
8.75%, 7/1/34(1)	109	114,896
		$ 600,887

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Software and Services — 0.0%†
Fair Isaac Corp., 4.00%, 6/15/28(1)	$59	$ 57,064
		$ 57,064
Steel — 0.0%†
Commercial Metals Co.:
5.75%, 11/15/33(1)	$32	$ 31,451
6.00%, 12/15/35(1)	32	31,473
		$ 62,924
Telecommunications — 0.5%
APLD ComputeCo 2 LLC, 6.75%, 3/15/31(1)	$100	$ 97,851
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(1)	80	78,122
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	40	42,542
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	50	49,979
Ciena Corp., 4.00%, 1/31/30(1)	50	47,491
Cipher Compute LLC, 7.125%, 11/15/30(1)	35	35,744
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	58	56,865
ELK Grove Village Property LLC, 7.50%, 6/15/31(1)	40	38,580
Stagwell Global LLC, 5.625%, 8/15/29(1)	46	44,773
Stingray Compute LLC, 6.00%, 6/15/31(1)	20	19,537
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(1)	55	56,224
8.625%, 6/15/32(1)	31	31,690
Uniti Services LLC, 7.50%, 10/15/33(1)	125	127,859
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	21	21,873
WULF Compute LLC, 7.75%, 10/15/30(1)	26	27,036
		$ 776,166
Trading Companies & Distributors — 0.0%†
Core & Main LP, 6.00%, 7/1/34(1)	$15	$ 14,930
		$ 14,930
Transportation — 0.1%
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)	$76	$ 73,900
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(1)	31	31,976
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	61	62,568
		$ 168,444
Utilities — 0.4%
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(1)	$36	$ 34,184
Security	Principal Amount (000's omitted)	Value
Utilities (continued)
NRG Energy, Inc.:
3.625%, 2/15/31(1)	$49	$ 45,177
3.875%, 2/15/32(1)	62	56,752
5.75%, 1/15/34(1)	81	78,940
5.875%, 5/15/34(1)	15	14,734
6.00%, 2/1/33(1)	56	55,865
6.00%, 1/15/36(1)	70	68,526
6.125%, 5/15/36(1)	80	79,012
6.25%, 11/1/34(1)	34	33,930
10.25% to 3/15/28(1)(16)(17)	83	88,869
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	69,295
		$ 625,284
Total Corporate Bonds (identified cost $24,830,300)		$ 25,305,500

Preferred Stocks — 0.1%

Security	Shares	Value
Beverages — 0.0%†
City Brewing TopCo LLC(10)(11)(12)	5,554	$ 28,103
		$ 28,103
Software and Services — 0.0%†
Blackboard LLC, Series A(10)(11)(12)	1,324	$ 24,070
		$ 24,070
Technology — 0.1%
Cohesity Global, Inc.:
Series G(10)	870	$ 18,705
Series G1(10)	601	12,922
		$ 31,627
Total Preferred Stocks (identified cost $103,418)		$ 83,800

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 21.8%(18)

Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.5%
Air Comm Corp. LLC:
Term Loan, 6.196%, (3 mo. USD Term SOFR + 2.50%), 12/11/31	191	$ 191,265
Term Loan, 12/11/31(19)	7	6,677
TransDigm, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/28/31	499	499,942
		$ 697,884
Airlines — 0.1%
American Airlines, Inc., Term Loan, 5.979%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	109	$ 109,563
		$ 109,563
Apparel & Luxury Goods — 0.2%
Gloves Buyer, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 5/21/32	274	$ 274,367
		$ 274,367
Auto Components — 0.5%
Adient U.S. LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 1/31/31	78	$ 77,721
Autokiniton U.S. Holdings, Inc., Term Loan, 7.845%, (1 mo. USD Term SOFR + 4.00%), 4/6/28	166	166,510
Clarios Global LP, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 5/6/30	261	261,958
DexKo Global, Inc., Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/6/31	124	120,922
RealTruck Group, Inc.:
Term Loan, 8.648%, (3 mo. USD Term SOFR + 4.75%), 1/31/31	40	24,000
Term Loan, 9.386%, (3 mo. USD Term SOFR + 5.75%), 1/31/31	65	67,176
Term Loan, 9.898%, (3 mo. USD Term SOFR + 6.00%), 1/31/31	98	58,882
		$ 777,169
Automobiles — 0.0%†
Bombardier Recreational Products, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/22/31	0(20)	$ 50
MajorDrive Holdings IV LLC, Term Loan, 9.382%, (3 mo. USD Term SOFR + 5.50%), 6/1/29	79	75,674
		$ 75,724
Borrower/Description	Principal Amount* (000's omitted)	Value
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 7.494%, (3 mo. USD Term SOFR + 3.50%), 11/24/27	142	$ 141,572
City Brewing Co. LLC, Term Loan, 10.666%, (3 mo. USD Term SOFR + 7.00%), 9/30/30	11	55
Pegasus BidCo BV, Term Loan, 7/12/32(21)	100	100,300
		$ 241,927
Biotechnology — 0.1%
Grifols Worldwide Operations USA, Inc., Term Loan, 6.187%, (6 mo. USD Term SOFR + 2.50%), 4/14/33	175	$ 175,118
		$ 175,118
Broadline Retail — 0.2%
Peer Holding III BV:
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 10/28/30	147	$ 147,193
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 7/1/31	172	172,957
		$ 320,150
Capital Markets — 0.5%
Aretec Group, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/9/30	161	$ 161,206
Focus Financial Partners LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/15/31	299	295,747
Franklin Square Holdings LP, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 4/25/31	123	114,384
Jupiter Borrower, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 6/30/33	150	151,093
Orion Advisor Solutions, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 9/24/30	100	99,334
		$ 821,764
Chemicals — 0.6%
BASF Coatings, Term Loan, 7.244%, (3 mo. USD Term SOFR + 3.50%), 6/29/33	75	$ 75,422
Charter NEX U.S., Inc., Term Loan, 6.167%, (1 mo. USD Term SOFR + 2.50%), 11/29/30	199	199,959
Chemours Co., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/15/32	150	149,484
Discovery Purchaser Corp., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 10/4/29	75	74,630

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Chemicals (continued)
INEOS U.S. Finance LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/18/30	104	$ 99,149
Olympus Water U.S. Holding Corp., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 6/20/31	317	316,714
		$ 915,358
Commercial Services & Supplies — 1.1%
Albion Financing 3 SARL, Term Loan, 6.632%, (3 mo. USD Term SOFR + 3.00%), 5/21/31	215	$ 216,305
Allied Universal Holdco LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 8/20/32	249	250,333
EnergySolutions LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 9/20/30	107	106,954
Garda World Security Corp., Term Loan, 6.513%, (3 mo. USD Term SOFR + 2.75%), 2/1/29	191	191,176
Gategroup Fin Luxembourg SA, Term Loan, 7.225%, (3 mo. USD Term SOFR + 3.50%), 6/10/32	74	74,809
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32	174	174,158
Heritage Environmental Services, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 4/1/33	150	150,937
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.243%, (1 mo. USD Term SOFR + 2.50%), 12/2/31	236	236,852
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30	110	110,121
Reworld Holding Corp.:
Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	129	128,997
Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 1/15/31	21	21,015
		$ 1,661,657
Construction Materials — 0.1%
Quikrete Holdings, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/10/32	198	$ 197,870
		$ 197,870
Consumer Staples Distribution & Retail — 0.1%
Boots Group Bidco Ltd., Term Loan, 6.921%, (3 mo. USD Term SOFR + 3.25%), 8/30/32	174	$ 174,959
		$ 174,959
Containers & Packaging — 0.5%
Berlin Packaging LLC, Term Loan, 6.982% - 6.984%, (3 mo. USD Term SOFR + 3.25%), 6/7/31	168	$ 167,520
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.906%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		61	$ 59,681
Pelican Products, Inc., Term Loan, 12/29/28(21)		50	48,387
Pregis TopCo Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 2/1/29		94	94,017
Proampac PG Borrower LLC, Term Loan, 7.666% - 7.823%, (3 mo. USD Term SOFR + 4.00%), 3/7/33		200	196,083
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		225	217,326
			$ 783,014
Distributors — 0.2%
Parts Europe SA, Term Loan, 4.985%, (3 mo. EURIBOR + 2.50%), 2/6/31	EUR	200	$ 231,398
			$ 231,398
Diversified Consumer Services — 0.2%
Ascend Learning LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		150	$ 148,114
Wand NewCo 3, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		139	139,760
			$ 287,874
Diversified Telecommunication Services — 0.2%
Altice France SA, Term Loan, 10.628%, (3 mo. USD Term SOFR + 6.88%), 5/31/31		153	$ 155,480
Virgin Media Bristol LLC, Term Loan, 7.041%, (1 mo. USD Term SOFR + 3.25%), 1/31/29		175	158,750
			$ 314,230
Electric Utilities — 0.2%
MRP Buyer LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		248	$ 249,112
			$ 249,112
Electrical Equipment — 0.3%
Kohler Energy Co. LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		298	$ 298,987
Nvent Electric PLC, Term Loan, 6.397%, (1 mo. USD Term SOFR + 2.75%), 1/30/32		149	149,601
			$ 448,588
Electronic Equipment, Instruments & Components — 0.6%
Belden, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 7/1/33		100	$ 100,625

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Electronic Equipment, Instruments & Components (continued)
Chamberlain Group, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 9/8/32	411	$ 411,785
Creation Technologies, Inc., Term Loan, 9.512%, (3 mo. USD Term SOFR + 5.50%), 10/5/28	144	143,357
Range Red Operating, Inc.:
Term Loan, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(12)	27	21,478
Term Loan - Second Lien, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(12)	113	90,097
Verifone Systems, Inc., Term Loan, 9.584%, (3 mo. USD Term SOFR + 5.50%), 8/18/28	76	72,583
		$ 839,925
Energy Equipment & Services — 0.1%
PG Investment Co. 59 SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 3/26/31	148	$ 147,754
		$ 147,754
Engineering & Construction — 0.4%
American Residential Services LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/2/32	95	$ 95,515
Azuria Water Solutions, Inc.:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 4/25/33	159	158,361
Term Loan, 4/25/33(19)	16	16,453
Northstar Group Services, Inc., Term Loan, 8.573%, (3 mo. USD Term SOFR + 4.75%), 5/31/30	221	221,838
Trilon Group LLC:
Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.50%), 6/13/33	95	94,868
Term Loan, 7.323%, (3 mo. USD Term SOFR + 3.50%), 6/13/33(19)	5	5,195
		$ 592,230
Entertainment — 0.7%
Discovery Global Holdings, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/3/33	270	$ 270,246
EOC Borrower LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/24/32	374	375,692
Oak-Eagle AcquireCo, Inc., Term Loan, 8/4/33(21)	150	151,097
Pretzel Parent, Inc., Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 10/1/31	74	71,217
Varsity Brands, Inc., Term Loan, 6.484%, (3 mo. USD Term SOFR + 2.75%), 8/26/31	149	149,482
		$ 1,017,734
Borrower/Description	Principal Amount* (000's omitted)	Value
Financial Services — 0.4%
CPI Holdco B LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 5/19/31	147	$ 147,247
NCR Atleos LLC, Term Loan, 6.668%, (3 mo. USD Term SOFR + 3.00%), 4/16/29	83	83,264
Planet U.S. Buyer LLC, Term Loan, 6.656%, (3 mo. USD Term SOFR + 3.00%), 2/7/31	172	172,449
Synechron, Inc., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 10/3/31	123	115,928
Walker & Dunlop, Inc., Term Loan, 5.724%, (1 mo. USD Term SOFR + 2.00%), 3/14/32	99	98,750
		$ 617,638
Food Products — 0.5%
Froneri Lux Finco SARL, Term Loan, 6.204%, (6 mo. USD Term SOFR + 2.25%), 9/30/31	284	$ 282,441
Golden State Food LLC, Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 12/4/31	125	125,070
Newly Weds Foods, Inc., Term Loan, 5.974%, (1 mo. USD Term SOFR + 2.25%), 3/15/32	149	148,871
PFI Lower Midco LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/32	75	75,115
Treehouse Foods, Inc., Term Loan, 7.981%, (1 mo. USD Term SOFR + 4.25%), 2/11/33	100	100,449
		$ 731,946
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 1/15/31	109	$ 109,943
Journey Personal Care Corp., Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 3/1/28	117	116,666
		$ 226,609
Health Care Providers & Services — 1.3%
AEA International Holdings (Lux) SARL, Term Loan, 6.843%, (3 mo. USD Term SOFR + 3.00%), 7/29/33	68	$ 68,511
Cano Health LLC:
Term Loan, 11.509% - 11.865%, (3 mo. USD Term SOFR + 8.00%, 6 mo. USD Term SOFR + 8.00%), 6/28/29(12)(19)	4	4,424
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(12)	18	0
CNT Holdings I Corp., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 11/8/32	95	95,387
ExamWorks BidCo, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/6/33	121	121,533
Global Medical Response, Inc., Term Loan, 6.917%, (1 mo. USD Term SOFR + 3.25%), 10/1/32	81	81,311

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Providers & Services (continued)
Hanger, Inc.:
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31	153	$ 154,284
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(19)	20	20,006
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/9/32	100	100,219
Medical Solutions Holdings, Inc.:
Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 11/1/30	82	10,370
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	35	24,654
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30	102	69,277
National Mentor Holdings, Inc., Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 12/12/30	121	121,986
Pacific Dental Services LLC, Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 3/15/31	121	121,652
Phoenix Guarantor, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 2/21/31	205	205,019
Radiology Partners, Inc., Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 6/30/32	105	105,387
Raven Acquisition Holdings LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/19/31	184	183,464
Term Loan, 11/19/31(19)	13	13,270
Select Medical Corp.:
Term Loan, 6.451%, (1 mo. USD Term SOFR + 2.72%), 12/3/31	123	123,177
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/3/31	75	75,281
Surgery Center Holdings, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/19/30	191	190,803
		$ 1,890,015
Health Care Technology — 0.3%
Cotiviti Corp., Term Loan - Second Lien, 6.397%, (1 mo. USD Term SOFR + 2.75%), 3/26/32	249	$ 233,585
PointClickCare Technologies, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 11/3/31	120	119,880
Project Ruby Ultimate Parent Corp., Term Loan, 6.595%, (1 mo. USD Term SOFR + 2.75%), 3/10/28	167	166,829
		$ 520,294
Borrower/Description	Principal Amount* (000's omitted)	Value
Hotels, Restaurants & Leisure — 1.7%
1011778 BC Unlimited Liability Co., Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 9/20/30	441	$ 441,529
Caesars Entertainment, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/6/31	318	303,524
Delivery Hero SE, Term Loan, 8.643%, (3 mo. USD Term SOFR + 5.00%), 12/12/29	149	151,388
Fertitta Entertainment LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/27/29	219	219,739
Flutter Financing BV, Term Loan, 5.482%, (3 mo. USD Term SOFR + 1.75%), 11/30/30	439	435,569
Gaia Purchaser, Inc., Term Loan, 6/25/33(21)	175	175,000
Horizon U.S. Finco LP, Term Loan, 8.593%, (3 mo. USD Term SOFR + 4.75%), 10/31/31	103	99,436
IRB Holding Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	207	207,938
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30	134	128,981
Pioneer Opco LLC, Term Loan, 6.999%, (1 mo. USD Term SOFR + 3.25%), 5/16/33	75	75,529
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 12/4/31	119	118,603
Turquoise Topco Ltd., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/30/32	125	124,220
Voyager Parent LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 7/1/32	99	99,517
		$ 2,580,973
Household Durables — 0.1%
PHRG Intermediate LLC, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 2/20/32	124	$ 123,183
Serta Simmons Bedding LLC, Term Loan, 11.348%, (3 mo. USD Term SOFR + 7.50%), 6/29/28	27	26,820
Somnigroup International, Inc., Term Loan, 5.89%, (1 mo. USD Term SOFR + 2.25%), 10/24/31	74	74,669
		$ 224,672
Independent Power and Renewable Electricity Producers — 0.1%
Invenergy Thermal Operating I LLC:
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	119	$ 119,295
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32	8	7,891
		$ 127,186

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 1.0%
Acrisure LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		124	$ 114,170
Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 6/21/32		124	112,308
Alera Group, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		149	144,713
Alliant Holdings Intermediate LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		119	118,808
Broadstreet Partners, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		147	144,953
HUB International Ltd., Term Loan, 5.984%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		455	455,756
USI, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		366	366,006
			$ 1,456,714
Interactive Media & Services — 0.1%
Arches Buyer, Inc., Term Loan, 7.081%, (1 mo. USD Term SOFR + 3.25%), 8/4/31		199	$ 199,597
			$ 199,597
IT Services — 0.6%
Ahead DB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/3/31		75	$ 74,255
Asurion LLC:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		215	201,598
Term Loan, 8.073%, (3 mo. USD Term SOFR + 4.25%), 9/19/30		137	134,423
Gainwell Acquisition Corp., Term Loan, 7.832%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		174	173,118
Newfold Digital Holdings Group, Inc., Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.60%), 4/30/29		42	34,384
Sedgwick Claims Management Services, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		163	162,101
Virtusa Corp., Term Loan, 2/15/29(21)		75	67,938
			$ 847,817
Life Sciences Tools & Services — 0.3%
Loire Finco Luxembourg SARL, Term Loan, 5.941%, (1 mo. EURIBOR + 3.75%), 1/21/30	EUR	108	$ 125,863
Parexel International Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/12/31		120	120,350
Borrower/Description	Principal Amount* (000's omitted)	Value
Life Sciences Tools & Services (continued)
Sotera Health Holdings LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/30/31	94	$ 94,250
Star Parent, Inc., Term Loan, 9/27/30(21)	50	50,243
		$ 390,706
Machinery — 1.1%
AI Aqua Merger Sub, Inc., Term Loan, 6.152%, (3 mo. USD Term SOFR + 2.50%), 7/5/33	196	$ 195,906
Apex Tool Group LLC, Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 2/8/29	7	2,535
Cleanova U.S. Holdings LLC, Term Loan, 8.414%, (3 mo. USD Term SOFR + 4.75%), 6/14/32	75	74,531
Conair Holdings LLC, Term Loan, 7.595%, (1 mo. USD Term SOFR + 3.75%), 5/17/28	140	121,188
EMRLD Borrower LP:
Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	114	114,078
Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 8/4/31	123	122,963
Engineered Machinery Holdings, Inc., Term Loan, 6.491%, (3 mo. USD Term SOFR + 2.75%), 11/26/32	250	251,059
Filtration Group Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 10/21/28	55	55,295
Gates Global LLC, Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/4/31	121	120,954
Icebox Holdco III, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/22/31	120	120,557
Resilience Parent LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/28/33	175	174,964
TK Elevator Midco GmbH, Term Loan, 6.704%, (6 mo. USD Term SOFR + 2.75%), 4/30/30	311	312,327
		$ 1,666,357
Media — 0.1%
Gray Television, Inc., Term Loan, 6.761%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	78	$ 78,128
Nexstar Media, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	87	87,157
		$ 165,285
Metals/Mining — 0.1%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(22)	63	$ 63,399
Zekelman Industries, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	117	116,708
		$ 180,107

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels — 0.3%
Freeport LNG Investments LLLP, Term Loan, 6.979%, (3 mo. USD Term SOFR + 3.25%), 2/11/33		224	$ 225,578
Matador Bidco SARL, Term Loan, 8.081%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		131	131,689
UGI Energy Services LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 2/22/30		112	112,339
			$ 469,606
Pharmaceuticals — 0.3%
Amneal Pharmaceuticals LLC, Term Loan, 8/1/32(21)		190	$ 190,861
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		115	111,863
Jazz Financing Lux SARL, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		153	153,410
			$ 456,134
Professional Services — 0.9%
Amspec Parent LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 12/22/31		149	$ 149,273
Citrin Cooperman Advisors LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		174	170,721
CoreLogic, Inc., Term Loan, 7.974%, (1 mo. USD Term SOFR + 4.25%), 7/25/31		100	96,229
First Advantage Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		189	188,889
Galaxy Bidco Ltd., Term Loan, 6.242%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	75	87,405
Grant Thornton Advisors LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		229	216,068
Neptune Bidco U.S., Inc., Term Loan, 8.863%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		150	149,335
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 4.984%, (3 mo. EURIBOR + 2.75%), 7/15/32	EUR	111	128,191
Trans Union LLC, Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		104	104,273
			$ 1,290,384
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 6/13/33		142	$ 141,858
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		341	342,322
Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development (continued)
CyrusOne Holdco LLC, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 7/8/33	50	$ 48,562
Greystar Real Estate Partners LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 8/21/30	50	49,937
		$ 582,679
Road & Rail — 0.1%
Hertz Corp.:
Term Loan, 6/30/28(21)	83	$ 46,176
Term Loan, 6/30/28(21)	17	9,137
Kenan Advantage Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	132	132,291
		$ 187,604
Software — 3.1%
Applied Systems, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	394	$ 387,578
Boxer Parent Co., Inc., Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 7/30/31	256	233,881
Cloud Software Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 8/13/32	249	223,492
Cloudera, Inc., Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/8/28	256	227,272
Clover Holdings 2 LLC, Term Loan, 12/9/31(21)	150	147,187
Constant Contact, Inc., Term Loan, 8.015%, (3 mo. USD Term SOFR + 4.00%), 2/10/28	114	108,371
Cyberswift U.S. Finco LLC, Term Loan, 10/8/32(21)	75	75,164
Dayforce, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/4/33	125	116,584
Delta TopCo, Inc., Term Loan, 11/30/29(21)	125	119,972
Dragon Buyer, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/30/31	73	58,112
Drake Software LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/26/31	50	47,561
ECI Macola Max Holding LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/9/30	214	204,316
Epicor Software Corp., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/31	242	231,601
Finastra USA, Inc., Term Loan, 9/15/32(21)	50	48,110
IGT Holding IV AB, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 9/1/31	50	49,750
Marcel LUX IV SARL, Term Loan, 6.62%, (1 mo. USD Term SOFR + 3.00%), 11/12/30	271	266,795
McAfee LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 3/1/29	187	169,346
MIS Acquisition LLC, Term Loan, 8.164%, (3 mo. USD Term SOFR + 4.50%), 4/22/31	100	92,437

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
OceanKey (U.S.) II Corp., Term Loan, 12/15/28(21)	150	$ 144,813
Polaris Newco LLC, Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 6/2/28	179	159,823
Project Alpha Intermediate Holding, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/26/30	125	97,814
Proofpoint, Inc., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28	358	352,550
RealPage, Inc., Term Loan, 6.994%, (3 mo. USD Term SOFR + 3.00%), 4/24/28	252	241,354
Sabre GLBL, Inc.:
Term Loan, 9.831%, (1 mo. USD Term SOFR + 6.00%), 11/15/29	84	74,700
Term Loan, 10.081%, (1 mo. USD Term SOFR + 6.25%), 7/30/29	16	14,232
SolarWinds Holdings, Inc., Term Loan, 7.671%, (3 mo. USD Term SOFR + 4.00%), 4/16/32	248	194,778
UKG, Inc., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 2/10/31	391	375,837
Vision Solutions, Inc., Term Loan, 4/24/28(21)	150	121,350
		$ 4,584,780
Specialty Retail — 0.6%
Apro LLC, Term Loan, 7.425%, (1 mo. USD Term SOFR + 3.75%), 7/9/31	74	$ 73,903
Great Outdoors Group LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/23/32	378	380,598
Harbor Freight Tools USA, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 6/11/31	283	283,465
Les Schwab Tire Centers, Term Loan, 6.166%, (3 mo. USD Term SOFR + 2.50%), 4/23/31	0(20)	126
Mavis Tire Express Services Corp., Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28	125	124,618
Speedster Bidco GmbH, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/11/31	49	48,638
		$ 911,348
Trading Companies & Distributors — 0.4%
CD&R Hydra Buyer, Inc., Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 3/25/31	147	$ 147,816
Spin Holdco, Inc.:
Term Loan, 9.182%, (3 mo. USD Term SOFR + 5.43%), 9/4/30	61	62,811
Term Loan - Second Lien, 8.014%, (3 mo. USD Term SOFR + 4.00%), 9/4/30	103	76,354
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
White Cap Buyer LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/19/29	184	$ 184,326
Windsor Holdings III LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/1/30	170	170,865
		$ 642,172
Transportation Infrastructure — 0.2%
Brown Group Holding LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	180	$ 180,903
Carrix, Inc.:
Term Loan, 7/27/33(21)	104	104,037
Term Loan, 7/27/33(21)	21	20,807
		$ 305,747
Total Senior Floating-Rate Loans (identified cost $33,050,514)		$ 32,611,739

Sovereign Government Bonds — 20.9%

Security	Principal Amount* (000's omitted)		Value
Albania — 0.2%
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	100	$ 114,173
4.75%, 2/14/35(14)	EUR	100	115,434
			$ 229,607
Angola — 0.5%
Angola Government International Bonds:
8.75%, 4/14/32(14)		220	$ 225,195
9.244%, 1/15/31(14)		217	227,566
9.375%, 3/31/33(14)		220	227,246
			$ 680,007
Argentina — 1.8%
Argentina Bonar Bonds:
0.75% to 7/9/27, 7/9/30(3)		1,411	$ 770,251
1.00%, 7/9/29		7	3,727
Argentina Republic Government International Bonds:
0.75% to 7/9/27, 7/9/30(3)		192	168,096
3.50% to 7/9/29, 7/9/41(3)		276	204,654
4.125% to 7/9/27, 7/9/35(3)		406	321,958
5.00%, 1/9/38		432	357,047
6.055%, 12/15/35(4)	EUR	769	116,489

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Argentina (continued)
Province of Santa Fe, 8.10%, 12/11/34(14)		131	$ 131,000
Provincia de Cordoba:
8.60%, 2/3/35(1)		12	11,937
9.75%, 7/2/32(1)(14)		220	235,455
Provincia del Chubut Argentina, 9.45%, 4/29/36(1)		266	283,747
			$ 2,604,361
Azerbaijan — 0.1%
Republic of Azerbaijan International Bonds, 3.50%, 9/1/32(14)		150	$ 138,910
			$ 138,910
Barbados — 0.2%
Barbados Government International Bonds, 8.00%, 6/26/35(14)		213	$ 226,046
			$ 226,046
Benin — 0.1%
Benin Government International Bonds, 7.96%, 2/13/38(14)		200	$ 207,419
			$ 207,419
Bosnia and Herzegovina — 0.5%
Federation of Bosnia & Herzegovina Eurobond, 5.00%, 6/4/31(14)	EUR	387	$ 438,748
Republic of Srpska International Government Bonds:
6.25%, 4/2/31(14)	EUR	100	115,845
6.375%, 5/8/33(14)	EUR	160	183,732
			$ 738,325
Brazil — 0.6%
Brazil Government International Bonds:
3.875%, 6/12/30		200	$ 190,250
5.00%, 1/27/45		400	308,800
6.625%, 3/15/35		400	403,700
			$ 902,750
Bulgaria — 0.1%
Bulgaria Government International Bonds, 5.00%, 3/5/37(14)		70	$ 66,764
			$ 66,764
Chile — 0.7%
Chile Government International Bonds:
2.55%, 7/27/33		900	$ 756,900
Security	Principal Amount* (000's omitted)	Value
Chile (continued)
Chile Government International Bonds: (continued)
3.50%, 1/25/50	200	$ 137,040
4.95%, 1/5/36	200	193,400
		$ 1,087,340
Colombia — 0.7%
Colombia Government International Bonds:
3.125%, 4/15/31	600	$ 528,540
5.625%, 2/26/44	300	248,625
7.75%, 11/7/36	260	278,460
		$ 1,055,625
Congo — 0.2%
DRC International Bonds, 9.50%, 4/16/37(14)	330	$ 345,192
		$ 345,192
Costa Rica — 0.3%
Costa Rica Government International Bonds:
6.55%, 4/3/34(14)	200	$ 209,825
7.158%, 3/12/45(14)	200	212,800
		$ 422,625
Dominican Republic — 0.7%
Dominican Republic International Bonds:
4.875%, 9/23/32(14)	610	$ 571,265
5.875%, 1/30/60(14)	191	162,016
6.85%, 1/27/45(14)	200	196,700
7.45%, 4/30/44(14)	100	105,000
		$ 1,034,981
Egypt — 1.1%
Egypt Government International Bonds:
5.875%, 2/16/31(14)	200	$ 191,970
7.053%, 1/15/32(14)	276	272,091
7.903%, 2/21/48(14)	200	177,059
8.50%, 1/31/47(14)	200	187,884
8.70%, 3/1/49(14)	200	191,319
8.75%, 9/30/51(14)	239	228,392
8.875%, 5/29/50(14)	449	432,357
		$ 1,681,072
El Salvador — 0.2%
El Salvador Government International Bonds:
7.65%, 6/15/35(14)	50	$ 51,750

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
El Salvador (continued)
El Salvador Government International Bonds: (continued)
8.25%, 4/10/32(14)	110	$ 118,113
9.65%, 11/21/54(1)	150	170,257
		$ 340,120
Ethiopia — 0.3%
Ethiopia Government International Bonds, 6.625%, 12/11/24(9)(14)	475	$ 513,777
		$ 513,777
Gabon — 0.1%
Gabon Government International Bonds, 9.375%, 8/5/33(14)(15)	200	$ 184,066
		$ 184,066
Georgia — 0.1%
Georgia Government International Bonds, 5.125%, 1/28/31(14)	200	$ 194,155
		$ 194,155
Ghana — 0.3%
Ghana Government International Bonds:
5.00% to 7/3/28, 7/3/29(3)(14)	147	$ 144,414
5.00% to 7/3/28, 7/3/35(3)(14)	251	229,749
		$ 374,163
Guatemala — 0.3%
Guatemala Government International Bonds:
5.375%, 4/24/32(14)	200	$ 198,000
6.55%, 2/6/37(14)	200	207,800
		$ 405,800
Honduras — 0.1%
Honduras Government International Bonds, 8.625%, 11/27/34(14)	150	$ 171,450
		$ 171,450
Hungary — 0.6%
Hungary Government International Bonds:
2.125%, 9/22/31(14)	310	$ 266,444
5.50%, 3/26/36(14)	400	393,382
6.25%, 9/22/32(14)	200	208,883
		$ 868,709
Security	Principal Amount* (000's omitted)	Value
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(14)	368	$ 325,893
		$ 325,893
Ivory Coast — 0.2%
Ivory Coast Government International Bonds, 8.25%, 1/30/37(14)	260	$ 279,970
		$ 279,970
Jamaica — 0.2%
Jamaica Government International Bonds, 8.00%, 3/15/39	200	$ 237,620
		$ 237,620
Jordan — 0.2%
Jordan Government International Bonds, 5.75%, 11/12/32(14)	300	$ 292,605
		$ 292,605
Kazakhstan — 0.1%
Kazakhstan Government International Bonds, 4.714%, 4/9/35(14)	200	$ 191,000
		$ 191,000
Kenya — 0.4%
Republic of Kenya Government International Bonds:
8.70%, 2/26/39(14)	220	$ 212,006
9.50%, 3/5/36(14)	400	413,206
		$ 625,212
Lebanon — 0.7%
Lebanon Government International Bonds:
5.80%, 4/14/20(9)(14)	511	$ 136,942
6.00%, 1/27/23(9)(14)	172	46,121
6.10%, 10/4/22(9)(14)	482	129,187
6.15%, 6/19/20(9)(14)	37	9,931
6.20%, 2/26/25(9)(14)	97	26,004
6.25%, 5/27/22(9)(14)	90	24,272
6.25%, 11/4/24(9)(14)	69	18,478
6.25%, 6/12/25(9)(14)	88	23,742
6.375%, 3/9/20(9)(14)	47	12,613
6.40%, 5/26/23(9)(14)	432	116,246
6.60%, 11/27/26(9)(14)	75	20,410
6.65%, 4/22/24(9)(14)	374	100,405
6.65%, 11/3/28(9)(14)	63	17,358
6.65%, 2/26/30(9)(14)	66	18,210

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Lebanon (continued)
Lebanon Government International Bonds: (continued)
6.75%, 11/29/27(9)(14)		108	$ 29,691
6.85%, 3/23/27(9)(14)		66	18,164
6.85%, 5/25/29(9)(14)		359	98,978
7.00%, 12/3/24(9)(14)		34	9,194
7.00%, 3/20/28(9)(14)		133	36,601
7.00%, 4/22/31(9)(14)		319	88,223
7.00%, 3/23/32(9)(14)		58	16,106
7.05%, 11/2/35(9)(14)		26	7,383
7.25%, 3/23/37(9)(14)		100	28,388
8.20%, 5/17/33(9)(14)		35	10,002
8.25%, 4/12/21(9)(14)		20	5,744
			$ 1,048,393
Mexico — 0.7%
Mexico Government International Bonds:
3.25%, 4/16/30		400	$ 371,470
4.875%, 5/19/33		200	187,200
5.00%, 4/27/51		200	150,300
6.00%, 5/7/36		400	389,580
			$ 1,098,550
Mongolia — 0.1%
Mongolia Government International Bonds, 6.625%, 2/25/30(14)		200	$ 205,022
			$ 205,022
Montenegro — 0.2%
Montenegro Government International Bonds, 4.875%, 4/1/32(14)	EUR	200	$ 231,936
			$ 231,936
Morocco — 0.1%
Morocco Government International Bonds, 3.00%, 12/15/32(14)		200	$ 172,002
			$ 172,002
Mozambique — 0.1%
Mozambique International Bonds, 9.00%, 9/15/31(14)		200	$ 181,767
			$ 181,767
Nigeria — 0.7%
Nigeria Government International Bonds:
7.875%, 2/16/32(14)		200	$ 210,406
8.375%, 3/24/29(14)		400	421,887
Security	Principal Amount* (000's omitted)	Value
Nigeria (continued)
Nigeria Government International Bonds: (continued)
10.375%, 12/9/34(14)	350	$ 418,378
		$ 1,050,671
Oman — 0.7%
Oman Government International Bonds:
5.375%, 3/8/27(14)	200	$ 200,665
6.25%, 1/25/31(14)	400	415,808
7.375%, 10/28/32(14)	350	388,477
		$ 1,004,950
Pakistan — 0.1%
Pakistan Government International Bonds, 7.375%, 4/8/31(14)	200	$ 196,685
		$ 196,685
Panama — 0.6%
Panama Government International Bonds:
3.16%, 1/23/30	200	$ 186,800
5.662%, 2/23/38	350	339,675
6.40%, 2/14/35	400	413,800
		$ 940,275
Paraguay — 0.2%
Paraguay Government International Bonds:
4.95%, 4/28/31(14)	135	$ 133,954
6.00%, 2/9/36(14)	200	204,750
		$ 338,704
Peru — 0.5%
Peru Government International Bonds:
3.00%, 1/15/34	800	$ 677,600
3.30%, 3/11/41	170	127,500
		$ 805,100
Philippines — 0.6%
Philippines Government International Bonds:
5.00%, 7/17/33	600	$ 588,668
5.50%, 1/17/48	230	211,328
6.375%, 1/15/32	150	159,085
		$ 959,081

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Romania — 0.7%
Romania Government International Bonds:
5.75%, 3/24/35(14)		682	$ 652,353
5.875%, 7/11/32(14)	EUR	59	70,495
6.125%, 10/7/37(14)	EUR	93	107,279
7.50%, 2/10/37(14)		230	245,360
			$ 1,075,487
Senegal — 0.1%
Senegal Government International Bonds, 7.75%, 6/10/31(14)		200	$ 108,478
			$ 108,478
Serbia — 0.1%
Serbia International Bonds, 2.125%, 12/1/30(14)		205	$ 178,323
			$ 178,323
Sri Lanka — 0.3%
Sri Lanka Government International Bonds:
3.10% to 7/15/27, 1/15/30(1)(3)		56	$ 56,934
3.35% to 9/15/27, 3/15/33(1)(3)		73	69,522
3.60% to 12/15/27, 6/15/35(1)(3)		37	30,434
3.60% to 11/15/27, 5/15/36(1)(3)		61	61,327
3.60% to 8/15/27, 2/15/38(1)(3)(14)		164	165,405
4.00%, 4/15/28(1)		40	38,243
			$ 421,865
Suriname — 0.7%
Suriname Government International Bonds:
7.70%, 11/6/30(1)		200	$ 205,500
8.50%, 11/6/35(1)(14)		792	851,400
			$ 1,056,900
Trinidad and Tobago — 0.1%
Trinidad & Tobago Government International Bonds, 5.95%, 1/14/31(14)		200	$ 201,000
			$ 201,000
Turkey — 0.8%
Turkiye Government International Bonds:
5.75%, 5/11/47		210	$ 163,501
6.875%, 3/17/36		250	243,370
9.125%, 7/13/30		480	521,611
9.375%, 1/19/33		220	245,738
			$ 1,174,220
Security	Principal Amount* (000's omitted)	Value
Ukraine — 0.5%
Ukraine Government International Bonds:
4.00% to 2/1/27, 2/1/32(3)(14)	193	$ 160,409
4.50% to 2/1/27, 2/1/29(3)(14)	54	46,091
4.50% to 2/1/27, 2/1/34(3)(14)	218	152,563
4.50% to 2/1/27, 2/1/35(3)(14)	227	156,495
4.50% to 2/1/27, 2/1/36(3)(14)	234	160,018
		$ 675,576
Uruguay — 0.3%
Uruguay Government International Bonds:
5.10%, 6/18/50	130	$ 115,212
5.442%, 2/14/37	280	279,020
		$ 394,232
Uzbekistan — 0.3%
Republic of Uzbekistan Bonds, 6.90%, 2/28/32(14)	200	$ 211,416
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(14)	200	199,879
		$ 411,295
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(9)(14)	132	$ 56,472
7.00%, 12/1/18(9)(14)	97	42,438
7.00%, 3/31/38(9)(14)	67	29,380
7.65%, 4/21/25(9)(14)	177	80,183
7.75%, 10/13/19(9)(14)	214	99,022
8.25%, 10/13/24(9)(14)	142	66,102
9.00%, 5/7/23(9)(14)	186	90,161
9.25%, 9/15/27(9)	196	97,671
9.25%, 5/7/28(9)(14)	103	50,146
9.375%, 1/13/34(9)	24	11,796
11.75%, 10/21/26(9)(14)	87	47,960
11.95%, 8/5/31(9)(14)	109	59,895
12.75%, 8/23/22(9)(14)	224	125,274
13.625%, 8/15/18(9)(14)	26	15,436
		$ 871,936
Zambia — 0.0%†
Zambia Government International Bonds, 5.75% to 6/30/31, 6/30/33(3)(14)	27	$ 26,315
		$ 26,315
Total Sovereign Government Bonds (identified cost $29,626,964)		$ 31,254,327

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 1.2%

Borrower/Description	Principal Amount* (000's omitted)		Value
Argentina — 0.7%
Argentine Republic, Term Loan, 10.038%, (6 mo. USD Term SOFR + 6.20%), 1/7/31		1,000	$ 1,000,000
			$ 1,000,000
Bahamas — 0.1%
Commonwealth of the Bahamas, Term Loan, 9.445%, (6 mo. EURIBOR + 6.85%), 11/24/28(2)	EUR	206	$ 243,474
			$ 243,474
Tanzania — 0.4%
Government of the United Republic of Tanzania, Term Loan, 10.409%, (6 mo. USD Term SOFR + 6.30%), 4/28/31(2)		617	$ 616,633
			$ 616,633
Total Sovereign Loans (identified cost $1,841,570)			$ 1,860,107

U.S. Government Agency Mortgage-Backed Securities — 11.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.23%, (COF + 1.254%), 1/1/35(23)	$32	$ 31,012
6.15%, 7/20/27	1	1,087
Federal National Mortgage Association:
5.50%, with various maturities to 2033	194	195,864
5.579%, (6 mo. RFUCCT + 1.564%), 9/1/37(23)	71	73,069
6.351%, (COF + 2.004%), 7/1/32(23)	37	38,187
Government National Mortgage Association:
5.00%, 6/20/52	1,501	1,467,731
5.50%, with various maturities to 2062	1,184	1,186,633
6.00%, with various maturities to 2054	605	623,346
6.50%, 1/20/54	293	307,375
7.00%, 2/20/54	935	979,883
7.50%, 2/20/54	1,059	1,120,443
8.00%, 3/15/34	37	37,341
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(24)	3,600	3,476,250
5.50%, 30-Year, TBA(24)	7,250	7,179,199
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $16,385,808)		$ 16,717,420

Warrants — 0.0%

Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(10)(12)	104	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 6.0%

Affiliated Fund — 5.2%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(25)	7,700,806	$ 7,700,806
Total Affiliated Fund (identified cost $7,700,806)		$ 7,700,806

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/13/26	$80	$ 79,920
0.00%, 9/3/26	84	83,737
0.00%, 10/8/26(26)	167	165,876
0.00%, 10/22/26(26)	715	709,159
0.00%, 10/29/26	169	167,501
Total U.S. Treasury Obligations (identified cost $1,205,988)		$ 1,206,193
Total Short-Term Investments (identified cost $8,906,794)		$ 8,906,999
Total Investments — 118.1% (identified cost $183,698,352)		$176,357,240
Less Unfunded Loan Commitments — (0.0)%†		$ (48,018)
Net Investments — 118.1% (identified cost $183,650,334)		$176,309,222
Other Assets, Less Liabilities — (18.1)%		$(27,004,117)
Net Assets — 100.0%		$149,305,105

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $44,361,039 or 29.7% of the Fund's net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	Step coupon security. Interest rate represents the rate in effect at July 31, 2026.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2026.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2026.
(6)
Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)
Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(13)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(14)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $20,817,530 or 13.9% of the Fund's net assets.

(15)	When-issued security.
(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(17)	Security converts to variable rate after the indicated fixed-rate coupon period.
(18)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(19)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$47,997.

(20)	Principal amount is less than $500.
(21)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(22)	Fixed-rate loan.
(23)
Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at
July 31, 2026.

(24)
TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.

(25)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	65,465	USD	75,681	9/16/26	$(61)
EUR	77,921	USD	90,080	9/16/26	(72)

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	218,916	USD	253,075	9/16/26	$(203)
EUR	231,906	USD	268,092	9/16/26	(216)
EUR	902,244	USD	1,043,031	9/16/26	(838)
USD	1,043,030	EUR	902,243	9/16/26	838
USD	491,079	EUR	424,794	9/16/26	395
USD	396,651	EUR	343,112	9/16/26	319
USD	381,494	EUR	330,000	9/16/26	307
USD	296,799	EUR	256,738	9/16/26	238
USD	253,076	EUR	218,916	9/16/26	203
USD	207,796	EUR	179,748	9/16/26	167
USD	78,777	EUR	68,144	9/16/26	63
USD	39,611	EUR	34,264	9/16/26	32
USD	2,166	EUR	1,874	9/16/26	2
USD	89,142	EUR	77,921	9/16/26	(866)
					$308

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	452,434	EUR	395,203	Standard Chartered Bank	8/4/26	$ —	$(3,294)
USD	7,444	EUR	6,520	Citibank, N.A.	8/7/26	—	(75)
USD	82,145	EUR	71,976	Societe Generale	8/7/26	—	(864)
USD	441,677	EUR	387,000	Societe Generale	8/7/26	—	(4,645)
USD	19,622	EUR	17,150	UBS AG	8/7/26	—	(157)
USD	183,192	EUR	157,178	Deutsche Bank AG	8/31/26	1,747	—
USD	455,218	EUR	395,203	Standard Chartered Bank	9/2/26	—	(1,035)
USD	266,393	EUR	233,153	State Street Bank and Trust Company	9/30/26	—	(3,072)
						$1,747	$(13,142)

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bund	2	Long	9/8/26	$286,811	$(1,476)
U.S. Ultra 10-Year Treasury Note	8	Long	9/21/26	877,625	(11,781)
Euro-Bobl	(11)	Short	9/8/26	(1,444,020)	11,480
Euro-Buxl	(1)	Short	9/8/26	(122,026)	2,952

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures (continued)
U.S. 5-Year Treasury Note	(55)	Short	9/30/26	$(5,828,711)	$35,737
U.S. 10-Year Treasury Note	(66)	Short	9/21/26	(7,128,000)	79,224
U.S. Long Treasury Bond	(14)	Short	9/21/26	(1,516,375)	36,810
U.S. Ultra-Long Treasury Bond	(58)	Short	9/21/26	(6,361,875)	132,298
					$285,244

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Colombia	$5,000	1.00% (pays quarterly)(4)	1.45%	6/20/31	$(91,873)	$276,318	$184,445
Croatia	5,000	1.00% (pays quarterly)(4)	0.47	6/20/31	122,057	(88,388)	33,669
Egypt	180	1.00% (pays quarterly)(4)	2.31	12/20/28	(5,056)	26,135	21,079
Hungary	2,200	1.00% (pays quarterly)(4)	0.68	6/20/31	33,752	11,939	45,691
Indonesia	3,000	1.00% (pays quarterly)(4)	0.93	6/20/31	11,860	(5,673)	6,187
Mexico	2,500	1.00% (pays quarterly)(4)	0.87	6/20/31	17,250	7,238	24,488
Peru	2,000	1.00% (pays quarterly)(4)	0.63	6/20/31	34,679	(15,806)	18,873
Total	$19,880				$122,669	$211,763	$334,432

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.43.V1)	$50	1.00% (pays quarterly)(4)	6/20/30	$19	$(1,358)	$(1,339)
Total				$19	$(1,358)	$(1,339)

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Angola	Deutsche Bank AG	$500	1.00% (pays quarterly)(4)	3.59%	12/20/30	$(47,671)	$76,476	$28,805
Brazil	Bank of America, N.A.	2,518	1.00% (pays quarterly)(4)	1.24	6/20/31	(23,979)	54,817	30,838
Brazil	Citibank, N.A.	1,050	1.00% (pays quarterly)(4)	1.38	12/20/31	(17,438)	81,974	64,536
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(4)	0.86	6/20/27	3,592	35,019	38,611
Ivory Coast	Deutsche Bank AG	1,369	1.00% (pays quarterly)(4)	0.86	6/20/27	3,223	31,468	34,691
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(4)	0.97	12/20/31	1,907	16,564	18,471
Petroleos Mexicanos	Barclays Bank PLC	182	1.00% (pays quarterly)(4)	0.97	12/20/26	223	890	1,113
Petroleos Mexicanos	Barclays Bank PLC	95	1.00% (pays quarterly)(4)	1.17	6/20/27	(38)	1,401	1,363
Petroleos Mexicanos	Barclays Bank PLC	181	1.00% (pays quarterly)(4)	1.17	6/20/27	(73)	2,289	2,216
Petroleos Mexicanos	Goldman Sachs International	35	1.00% (pays quarterly)(4)	1.17	6/20/27	(14)	427	413
Petroleos Mexicanos	Goldman Sachs International	180	1.00% (pays quarterly)(4)	1.17	6/20/27	(72)	2,211	2,139
Petroleos Mexicanos	JPMorgan Chase Bank, N.A.	68	1.00% (pays quarterly)(4)	1.15	6/20/27	(12)	930	918
U.S. Single Family Rental	Goldman Sachs International	976	7.85% (pays monthly)(4)	8.22	3/18/28	7,225	545	7,770
Total		$9,367				$(73,127)	$305,011	$231,884

Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate(2)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Ecuador	Barclays Bank PLC	$16	5.00% (pays quarterly)(4)	12/20/26	$(338)	$94	$(244)
Ivory Coast	Barclays Bank PLC	2,894	1.00% (pays quarterly)(4)	6/20/27	(6,815)	(44,341)	(51,156)
Total					$(7,153)	$(44,247)	$(51,400)

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(1)
If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $29,247,000.

(2)
The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

(3)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:
COF	– Cost of Funds 11th District
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced

Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At July 31, 2026, the value of the Fund's investment in issuers and funds that may be deemed to be affiliated was $9,465,599, which represents 6.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount ($)/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49	$ 763,709	$ —	$ —	$ —	$100,726	$ 868,769	$ 20,188	$1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	209,438	—	—	—	15,897	226,527	7,560	$250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	787,706	—	—	—	(128,421)	669,497	10,212	$1,227,333
Short-Term Investments
Liquidity Fund, Institutional Class(1)	16,558,200	52,220,272	(61,077,666)	—	—	7,700,806	243,717	7,700,806
Total				$ —	$(11,798)	$9,465,599	$281,677

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$9,454,581	$ —	$9,454,581
Collateralized Mortgage Obligations	—	39,404,478	—	39,404,478
Commercial Mortgage-Backed Securities	—	9,751,279	—	9,751,279
Common Stocks	10,345	896,831	99,834	1,007,010
Corporate Bonds	—	25,305,500	—	25,305,500
Preferred Stocks	—	31,627	52,173	83,800
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	32,447,722	115,999	32,563,721
Sovereign Government Bonds	—	31,254,327	—	31,254,327
Sovereign Loans	—	1,860,107	—	1,860,107
U.S. Government Agency Mortgage-Backed Securities	—	16,717,420	—	16,717,420
Warrants	—	—	0	0

Eaton Vance
Short Duration Diversified Income Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$7,700,806	$ —	$ —	$7,700,806
U.S. Treasury Obligations	—	1,206,193	—	1,206,193
Total Investments	$7,711,151	$168,330,065	$268,006	$176,309,222
Forward Foreign Currency Exchange Contracts	$ —	$4,311	$ —	$4,311
Futures Contracts	298,501	—	—	298,501
Swap Contracts	—	235,787	—	235,787
Total	$8,009,652	$168,570,163	$268,006	$176,847,821
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(15,398)	$ —	$(15,398)
Futures Contracts	(13,257)	—	—	(13,257)
Swap Contracts	—	(193,379)	—	(193,379)
Total	$(13,257)	$(208,777)	$ —	$(222,034)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.